Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic earnings per share
Net income	$ 64,699	$ (13,397)	$ 188,672	$ 205,897	$ 122,858	$ 229,063	$ (30,254)	$ 220,694	$ (117,922)	$ 264,044	$ 122,262	$ 124,234	$ 445,871	$ 542,361	$ 392,618
Net loss (income) attributable to noncontrolling interest	61,209	53,069	(35,305)	(43,509)	(27,526)	(45,694)	60,976	2,549	27,206	(56,746)	45,360	0	35,464	(9,695)	15,820
Net income (loss) available (attributable) to Validus	125,908	39,672	153,367	162,388	95,332	183,369	30,722	223,243	(90,716)	207,298	167,622	124,234	481,335	532,666	408,438
less: Dividends and distributions declared on outstanding warrants													(6,208)	(19,214)	(6,693)
Income available to common shareholders													475,127	513,452	401,745
Weighted average number of common shares outstanding	86,421,127	90,593,329	90,952,523	93,451,999	98,454,907	99,834,563	103,133,188	107,386,438	97,688,338	93,368,775	98,254,186	99,425,140	90,354,745	102,202,274	97,184,110
Basic earnings per share available to common shareholders	$ 1.44	$ 0.42	$ 1.67	$ 1.72	$ 0.95	$ 1.82	$ 0.28	$ 1.94	$ (0.94)	$ 2.20	$ 1.69	$ 1.23	$ 5.26	$ 5.02	$ 4.13
Diluted earnings per share
Net income	64,699	(13,397)	188,672	205,897	122,858	229,063	(30,254)	220,694	(117,922)	264,044	122,262	124,234	445,871	542,361	392,618
Net loss (income) attributable to noncontrolling interest	61,209	53,069	(35,305)	(43,509)	(27,526)	(45,694)	60,976	2,549	27,206	(56,746)	45,360	0	35,464	(9,695)	15,820
Net income (loss) available (attributable) to Validus	125,908	39,672	153,367	162,388	95,332	183,369	30,722	223,243	(90,716)	207,298	167,622	124,234	481,335	532,666	408,438
less: Dividends and distributions declared on outstanding warrants													0	(19,214)	0
Income (loss) available (attributable) to common shareholders													$ 481,335	$ 513,452	$ 408,438
Weighted average number of common shares outstanding	86,421,127	90,593,329	90,952,523	93,451,999	98,454,907	99,834,563	103,133,188	107,386,438	97,688,338	93,368,775	98,254,186	99,425,140	90,354,745	102,202,274	97,184,110
Weighted average number of common shares outstanding, diluted	90,948,156	91,939,610	95,276,836	97,799,519	102,928,482	103,613,766	104,734,643	110,052,999	97,688,338	98,236,490	103,667,967	105,096,090	94,690,271	103,970,289	102,384,923
Earnings per diluted share available to common shareholders	$ 1.38	$ 0.41	$ 1.61	$ 1.66	$ 0.93	$ 1.77	$ 0.28	$ 1.90	$ (0.94)	$ 2.11	$ 1.62	$ 1.18	$ 5.08	$ 4.94	$ 3.99
Earnings per share (Textuals) [Abstract]
Anti-dilutive securities excluded from the calculation of diluted earnings per share													199,740	366,821	199,446
Warrants [Member]
Diluted earnings per share
Weighted average number diluted shares outstanding adjustment													2,789,032	0	3,137,956
Options [Member]
Diluted earnings per share
Weighted average number diluted shares outstanding adjustment													745,561	1,026,543	769,618
Unvested restricted shares [Member]
Diluted earnings per share
Weighted average number diluted shares outstanding adjustment													800,933	741,472	1,293,239